INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	2017	2016
Net loss for the year	$(56,863,922)	$(17,455,889)
Statutory rate	26.75%	27.00%
Expected income tax recovery	$(15,211,000)	$(4,713,000)
Permanent differences	1,431,000	1,805,000
Impact of flow-through shares	580,000	480,000
Share issuance costs	(1,276,000)	-
Adjustment to prior years provision versus statutory tax returns	(597,000)	126,000
Change in unrecognized deductible temporary differences and other	15,040,000	2,378,000
Total	$(33,000)	$76,000

Disclosure of deferred taxes [Table Text Block]
	2017	2016
Deferred income tax (recovery) expense	$(33,000)	$76,000
Total	$(33,000)	$76,000

Disclosure of deferred tax liabilities [Table Text Block]
	2017	2016
Exploration and evaluation assets	$4,333,000	$3,532,000
Convertible debentures	-	1,454,000
Non-capital losses	(3,916,000)	(4,004,000)
Share issuance costs	(119,000)	(839,000)
Equipment	(18,000)	(6,000)
Net deferred tax liabilities	$280,000	$137,000

Disclosure of detailed information about deferred tax liabilities [Table Text Block]
	2017	2016
Opening balance	$137,000	$-
Recognized in income tax expense	167,000	290,000
Recognized in equity	(24,000)	(153,000)
Net deferred tax liability	$280,000	$137,000

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
		Expiry Date		Expiry Date
	2017	Range	2016	Range
Temporary Differences
Non-capital losses available for future periods	$24,735,000	2031 to 2037	$-	-
Net capital losses	355,000	No expiry	-	-
Share issuance costs	12,148,000	-	6,101,000	-
Convertible debt	24,211,000	-	-	-
Equipment	513,000	-	1,140,000	-